NVIT International Equity Fund Expense Example - NVIT International Equity Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,138
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,427
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 961